CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Summary of Condensed Balance Sheets of the Parent Company (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 567,204	$ 89,007	¥ 1,063,900	¥ 883,369
Short-term investments	380,052	59,639	134,146
Amounts due from the group companies	2,532	397	7,841
Prepaid expenses and other current assets	430,717	67,589	410,423
Total current assets	1,705,136	267,574	2,145,968
Non-current assets:
Long-term Investments	381,401	59,850	158,931
Total non-current assets	644,834	101,189	404,513
Total assets	2,349,970	368,763	2,550,481
Current liabilities
Other payable and accrued liabilities	202,786	31,822	284,984
Total liabilities	871,455	136,751	1,235,613
Shareholders' equity
Ordinary shares (US$0.000005 par value 20,000,000,000 shares authorized as of December 31, 2020 and 2021; 1,208,831,222 Class A ordinary shares and 949,960,000 Class B ordinary shares issued as of December 31, 2020 and 2021; 1,183,305,412 and 1,196,575,392 Class A ordinary shares and 949,960,000 and 949,960,000 Class B ordinary shares outstanding as of December 31, 2020 and 2021, respectively)	70	11	70
Additional paid-in capital	7,342,344	1,152,174	7,327,148
Accumulated other comprehensive income/(loss)	15,664	2,458	(9,452)
Less: Treasury stock (25,525,810 and 12,255,830 shares as of December 31, 2020 and 2021, respectively)	(44,228)	(6,940)	(85,202)
Accumulated deficit	(5,818,645)	(913,072)	(5,952,085)
Total shareholders' equity	1,478,515	232,012	1,314,868	¥ 1,464,659	¥ (4,110,455)
Total liabilities and shareholders' equity	2,349,970	$ 368,763	2,550,481
Parent Company [Member]
Current assets:
Cash and cash equivalents	8,678		3,654
Short-term investments	195,679		0
Amounts due from the group companies	110,729		422,980
Prepaid expenses and other current assets	4,113		8,853
Total current assets	319,199		435,487
Non-current assets:
Long-term Investments	46,562		0
Investment in subsidiaries and VIEs	1,114,353		879,587
Total non-current assets	1,160,915		879,587
Total assets	1,480,114		1,315,074
Current liabilities
Other payable and accrued liabilities	2,218		3,067
Total liabilities	2,218		3,067
Shareholders' equity
Ordinary shares (US$0.000005 par value 20,000,000,000 shares authorized as of December 31, 2020 and 2021; 1,208,831,222 Class A ordinary shares and 949,960,000 Class B ordinary shares issued as of December 31, 2020 and 2021; 1,183,305,412 and 1,196,575,392 Class A ordinary shares and 949,960,000 and 949,960,000 Class B ordinary shares outstanding as of December 31, 2020 and 2021, respectively)	70		70
Additional paid-in capital	7,342,344		7,327,148
Accumulated other comprehensive income/(loss)	(42,645)		(7,212)
Less: Treasury stock (25,525,810 and 12,255,830 shares as of December 31, 2020 and 2021, respectively)	(44,228)		(85,202)
Accumulated deficit	(5,777,645)		(5,922,797)
Total shareholders' equity	1,477,896		1,312,007
Total liabilities and shareholders' equity	¥ 1,480,114		¥ 1,315,074